Commitments - Summary of Future Minimum Lease Payables under Non-Cancellable Leases (Detail) - Office building - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
No later than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payables	¥ 300	¥ 615
Later than 1 year but no later than 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payables	0	15
Non-cancellable leases not recognized in the financial statements
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payables	¥ 300	¥ 630